Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 93,004	$ 113,992	$ 100,209
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expense	42,344	35,826	31,534
Deferred income taxes	12,319	22,412	13,282
ASSET IMPAIRMENTS	41,520	6,542	7,276
Stock-based compensation	16,012	13,899	11,931
Amortization of debt discount and issue costs	10,559	13,888	12,990
Loss on extinguishment of 3.00% Convertible Notes	29,478	0	0
Loss on extinguishment of 2.25% Convertible Notes	16,925	0	0
(Gain) loss on disposition of assets	(15,994)	(11,043)	(4,941)
Tax effect from excess stock-based compensation	(1,841)	(2,993)	(2,875)
Other	4,686	3,665	3,965
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Accounts payable and accrued expenses	37,344	41,144	29,874
Accounts and notes receivable	(20,179)	(9,489)	(6,777)
Inventories	27,339	(241,871)	(278,232)
Contracts-in-transit and vehicle receivables	(10,530)	(18,974)	(29,091)
Prepaid expenses and other assets	(5,385)	1,941	2,448
Increase/DecreaseFloorPlanNotes	(78,822)	83,203	33,248
Deferred revenues	(491)	230	(163)
Net cash provided by (used in) operating activities	198,288	52,372	(75,322)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid in acquisitions, net of cash received	(336,551)	(269,860)	(177,956)
Proceeds from disposition of franchises, property and equipment	144,597	102,186	39,197
Purchases of property and equipment, including real estate	(150,392)	(102,858)	(88,491)
Other	(4,705)	1,878	2,792
Net Cash Provided by (Used in) Investing Activities	(347,051)	(268,654)	(224,458)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on credit facility - Floorplan Line	7,832,014	6,379,328	5,700,108
Repayments on credit facility - Floorplan Line	(7,802,719)	(6,153,677)	(5,453,148)
Borrowings on Credit Facility Acquisition Line	389,368	60,000	0
Repayments on Credit Facility Acquisition Line	(379,681)	0	0
Borrowings on mortgage facility	200	19,640	18,080
Principal payments on real estate credit facility	(9,917)	(8,597)	(2,406)
Proceeds from Issuance of Unsecured Debt	539,600	0	0
Payments of Debt Issuance Costs	(1,881)	0	0
Repayments of 3.00% Convertible Notes	(260,074)	0	0
Proceeds from call options and warrants related to 3% Notes	32,697	0	0
Repayments of 2.25% Convertible Notes	(182,756)	0	0
Borrowings of other long-term debt	91,137	10,289	275
Principal payments of other long-term debt	(85,905)	(71,170)	(4,784)
Borrowings of long term debt related to real estate loans	111,979	55,345	70,685
Principal payments of long-term debt related to real estate loans	(50,033)	(36,978)	(15,197)
Issuance of common stock to benefit plans, net of employee net share settlements	(321)	(1,822)	(915)
Repurchases of common stock, amounts based on settlement date	(36,802)	(3,553)	(11,317)
Tax effect from excess stock-based compensation	1,841	2,993	2,875
Dividends paid	(17,097)	(15,805)	(13,433)
Net Cash Provided by (Used in) Financing Activities	171,650	235,993	290,823
EFFECT OF EXCHANGE RATE CHANGES ON CASH	(2,127)	(4,146)	(1,288)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	20,760	15,565	(10,245)
CASH AND CASH EQUIVALENTS, beginning of period	20,215	4,650	14,895
CASH AND CASH EQUIVALENTS, end of period	40,975	20,215	4,650
SUPPLEMENTAL CASH FLOW INFORMATION:
Purchases of property and equipment, including real estate, accrued in accounts payable and accrued expenses	$ 21,166	$ 11,155	$ 6,045